Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
December 31, 2023
TP1-NPRT1-0224
1.811341.119
Nonconvertible Bonds - 29.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	43,782,115
3.8% 12/1/57	106,127,000	78,888,711
4.3% 2/15/30	13,106,000	12,833,472
4.75% 5/15/46	10,000,000	9,038,555
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	43,555,690
3% 3/22/27	5,629,000	5,351,641
3.15% 3/22/30	9,123,000	8,338,522
4.862% 8/21/46	27,196,000	25,946,484
5.012% 4/15/49	3,772,000	3,775,799
		231,510,989
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	7,058,545
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	20,375,927
3.8% 5/13/60	25,000,000	20,344,856
		47,779,328
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,540,249
4.908% 7/23/25	18,965,000	18,784,707
5.25% 4/1/53	21,987,000	18,415,094
5.375% 5/1/47	78,778,000	66,947,333
5.5% 4/1/63	11,421,000	9,530,506
5.75% 4/1/48	11,687,000	10,371,961
6.484% 10/23/45	9,303,000	9,141,256
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,551,475
3.4% 4/1/30	6,970,000	6,523,941
3.75% 4/1/40	2,448,000	2,105,730
3.9% 3/1/38	5,001,000	4,470,647
4.65% 7/15/42	11,795,000	11,064,147
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	13,372,038
4.65% 5/15/50	39,956,000	32,095,502
Fox Corp.:
4.03% 1/25/24	6,266,000	6,258,312
4.709% 1/25/29	9,069,000	9,017,074
5.476% 1/25/39	8,943,000	8,695,071
5.576% 1/25/49	5,934,000	5,722,700
Magallanes, Inc.:
3.638% 3/15/25	10,102,000	9,882,781
3.755% 3/15/27	19,757,000	18,930,777
4.054% 3/15/29	6,847,000	6,496,369
4.279% 3/15/32	28,666,000	26,235,237
5.05% 3/15/42	14,442,000	12,731,788
5.141% 3/15/52	98,717,000	84,734,302
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	15,460,080
5.5% 9/1/41	8,397,000	7,264,115
5.875% 11/15/40	7,566,000	6,848,728
6.55% 5/1/37	73,937,000	72,847,813
6.75% 6/15/39	10,675,000	10,587,749
7.3% 7/1/38	16,247,000	16,753,569
		538,381,051
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27	21,204,000	20,239,303
3.8% 3/15/32	21,179,000	19,489,408
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	33,303,987
3.75% 4/15/27	25,540,000	24,771,930
3.875% 4/15/30	36,970,000	35,058,715
4.375% 4/15/40	5,513,000	4,974,277
4.5% 4/15/50	10,830,000	9,568,841
		147,406,461
TOTAL COMMUNICATION SERVICES		965,077,829
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	16,109,098
4% 1/15/25	14,536,000	14,297,142
5.85% 4/6/30	13,062,000	13,470,239
		43,876,479
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,440,104
3.5% 7/1/27	7,113,000	6,909,057
3.6% 7/1/30	8,445,000	8,010,482
4.2% 4/1/50	4,263,000	3,770,290
		21,129,933
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	33,091,451
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	16,224,249
		49,315,700
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,273,559
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	19,518,018
4.75% 6/1/30	3,310,000	3,196,935
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,672,078
4% 4/15/30	22,128,000	21,259,509
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,958,916
3.75% 4/1/32	9,454,000	8,847,695
4.25% 4/1/52	59,996,000	50,792,435
4.45% 4/1/62	39,650,000	33,427,717
4.5% 4/15/30	16,112,000	16,018,422
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,786,007
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,956,859
		168,434,591
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,315,641
Tapestry, Inc.:
7% 11/27/26	14,433,000	14,962,435
7.05% 11/27/25	5,350,000	5,467,722
7.35% 11/27/28	22,394,000	23,491,179
7.7% 11/27/30	22,394,000	23,574,258
7.85% 11/27/33	22,394,000	23,891,754
		97,702,989
TOTAL CONSUMER DISCRETIONARY		399,733,251
CONSUMER STAPLES - 1.5%
Beverages - 1.0%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	17,154,225
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	46,768,000	46,615,406
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,513,860
4.35% 6/1/40	10,000,000	9,345,706
4.5% 6/1/50	30,000,000	28,531,141
4.75% 4/15/58	26,711,000	25,325,159
5.45% 1/23/39	23,200,000	24,456,167
5.55% 1/23/49	54,331,000	58,384,676
5.8% 1/23/59 (Reg. S)	55,947,000	62,678,757
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	46,302,061
5% 5/1/42	3,080,000	2,965,380
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,713,963
2.75% 3/19/30	18,600,000	17,086,350
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,957,236
3.45% 3/25/30	14,988,000	14,392,787
		389,422,874
Consumer Staples Distribution & Retail - 0.0%
Sysco Corp. 3.25% 7/15/27	11,011,000	10,524,919
Food Products - 0.5%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,467,131
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,722,779
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	38,495,000	35,425,409
3% 5/15/32	43,240,000	35,204,330
3.625% 1/15/32	18,075,000	15,495,197
5.125% 2/1/28	15,645,000	15,558,189
5.5% 1/15/30	5,250,000	5,159,576
5.75% 4/1/33	32,215,000	31,911,744
JBS U.S.A. Lux. SA / JBS U.S.A. Food 6.75% 3/15/34 (b)	34,000,000	35,823,420
		183,767,775
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,645,496
TOTAL CONSUMER STAPLES		585,361,064
ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	202,847
4.85% 11/15/35	7,402,000	7,284,912
		7,487,759
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	615,377
Cenovus Energy, Inc. 5.25% 6/15/37	13,846,000	13,223,048
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,542,810
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	5,327,000	5,508,196
6.036% 11/15/33 (b)	14,358,000	15,036,702
6.497% 8/15/43 (b)	4,293,000	4,597,538
6.544% 11/15/53 (b)	7,728,000	8,508,600
6.714% 8/15/63 (b)	4,626,000	5,101,542
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	15,651,959
5.6% 4/1/44	13,506,000	13,275,520
6.45% 11/3/36 (b)	10,621,000	11,293,564
Enbridge, Inc. 4.25% 12/1/26	8,321,000	8,208,906
Energy Transfer LP:
3.75% 5/15/30	27,891,000	25,900,340
3.9% 5/15/24 (c)	6,444,000	6,395,025
4.5% 4/15/24	6,244,000	6,220,620
4.95% 6/15/28	18,799,000	18,725,444
5% 5/15/50	29,826,000	26,591,984
5.25% 4/15/29	10,158,000	10,233,985
5.4% 10/1/47	6,651,000	6,197,286
5.8% 6/15/38	10,481,000	10,512,568
6% 6/15/48	26,826,000	27,025,206
6.25% 4/15/49	7,637,000	7,897,446
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,468,292
3.75% 2/15/25	285,000	281,204
Hess Corp.:
4.3% 4/1/27	23,059,000	22,814,689
5.6% 2/15/41	5,656,000	5,939,738
7.125% 3/15/33	4,791,000	5,537,453
7.3% 8/15/31	6,610,000	7,618,131
7.875% 10/1/29	20,178,000	23,182,944
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,734,939
MPLX LP:
2.65% 8/15/30	9,000,000	7,766,299
4.8% 2/15/29	5,370,000	5,331,669
4.875% 12/1/24	12,572,000	12,500,273
4.95% 9/1/32	30,925,000	30,259,785
5.5% 2/15/49	16,108,000	15,577,865
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,389,426
6.2% 3/15/40	7,169,000	7,401,993
6.45% 9/15/36	15,883,000	16,804,232
6.6% 3/15/46	28,439,000	30,792,043
7.5% 5/1/31	29,749,000	33,358,892
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,156,034
8.125% 9/15/30	13,383,000	15,055,517
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	23,007,241
5.35% 2/12/28	3,500,000	3,028,375
5.95% 1/28/31	16,274,000	12,913,419
6.35% 2/12/48	14,404,000	9,136,313
6.49% 1/23/27	37,360,000	34,845,672
6.5% 3/13/27	21,300,000	19,795,688
6.75% 9/21/47	102,130,000	66,818,553
6.84% 1/23/30	68,521,000	58,777,314
6.95% 1/28/60	18,760,000	12,334,700
7.69% 1/23/50	117,141,000	83,316,536
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,490,875
3.6% 11/1/24	6,641,000	6,517,665
3.8% 9/15/30	15,976,000	14,701,007
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	33,085,340
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,856,363
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	10,309,095
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,738,531
3.5% 11/15/30	45,537,000	41,692,203
3.9% 1/15/25	4,336,000	4,266,473
4.3% 3/4/24	20,381,000	20,329,894
4.55% 6/24/24	70,596,000	70,205,464
4.65% 8/15/32	32,200,000	31,388,677
5.3% 8/15/52	7,294,000	7,061,161
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,820,050
4.5% 3/1/28	3,100,000	2,998,451
4.65% 7/1/26	9,376,000	9,211,674
4.75% 8/15/28	5,504,000	5,372,743
6.35% 1/15/29	13,343,000	13,935,563
		1,149,190,124
TOTAL ENERGY		1,156,677,883
FINANCIALS - 13.4%
Banks - 5.8%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	65,322,976
2.972% 2/4/33 (c)	17,500,000	14,889,357
3.419% 12/20/28 (c)	23,187,000	21,840,505
3.5% 4/19/26	34,343,000	33,418,106
3.705% 4/24/28 (c)	58,915,000	56,258,196
3.95% 4/21/25	19,377,000	19,048,506
4.183% 11/25/27	22,749,000	22,108,361
4.2% 8/26/24	24,032,000	23,806,564
4.25% 10/22/26	20,189,000	19,821,873
4.271% 7/23/29 (c)	2,000,000	1,930,978
4.376% 4/27/28 (c)	40,000,000	39,091,960
4.45% 3/3/26	3,182,000	3,146,961
5.015% 7/22/33 (c)	50,000,000	49,461,537
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	33,276,797
2.894% 11/24/32 (c)	13,572,000	11,123,342
4.375% 1/12/26	28,767,000	28,374,319
5.088% 6/20/30 (c)	35,020,000	33,905,404
5.2% 5/12/26	11,811,000	11,734,429
5.829% 5/9/27 (c)	33,090,000	33,385,906
6.224% 5/9/34 (c)	31,185,000	32,344,335
6.692% 9/13/34 (c)	45,000,000	48,104,969
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	31,312,896
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	23,515,461
3.785% 3/17/33 (c)	17,500,000	15,738,573
3.875% 3/26/25	35,450,000	34,787,261
4.3% 11/20/26	52,072,000	51,030,166
4.4% 6/10/25	11,010,000	10,867,573
4.412% 3/31/31 (c)	45,100,000	43,135,691
4.45% 9/29/27	69,500,000	67,902,108
4.91% 5/24/33 (c)	47,460,000	46,466,445
5.5% 9/13/25	42,579,000	42,772,906
6.174% 5/25/34 (c)	21,587,000	22,337,693
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	27,437,026
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,786,620
3.784% 3/14/32 (b)	10,165,000	8,891,004
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	23,799,424
3.973% 5/22/30 (c)	9,000,000	8,405,924
4.25% 3/14/24	10,444,000	10,404,380
4.95% 3/31/30	6,013,000	5,961,968
5.25% 3/14/44	2,847,000	2,778,035
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,783,789
5.71% 1/15/26 (b)	48,607,000	48,363,394
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	60,780,593
2.956% 5/13/31 (c)	18,323,000	16,101,769
2.963% 1/25/33 (c)	17,500,000	14,994,653
3.875% 9/10/24	90,088,000	89,084,148
4.125% 12/15/26	146,208,000	143,312,456
4.203% 7/23/29 (c)	3,000,000	2,915,163
4.452% 12/5/29 (c)	46,000,000	45,079,552
4.586% 4/26/33 (c)	70,000,000	67,630,179
5.299% 7/24/29 (c)	15,000,000	15,220,665
5.35% 6/1/34 (c)	60,000,000	60,854,062
5.717% 9/14/33 (c)	75,200,000	77,809,414
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	18,711,437
5.125% 5/28/24	125,085,000	124,462,770
Rabobank Nederland 4.375% 8/4/25	36,518,000	35,857,501
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	23,426,156
6.499% 3/9/29 (c)	35,670,000	36,849,773
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	53,740,407
1.488% 12/14/26 (b)(c)	40,199,000	36,998,591
3.337% 1/21/33 (b)(c)	17,500,000	14,715,483
Synchrony Bank:
5.4% 8/22/25	29,530,000	29,086,552
5.625% 8/23/27	26,739,000	26,280,449
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	19,299,651
3.526% 3/24/28 (c)	42,125,000	40,188,029
4.478% 4/4/31 (c)	60,800,000	58,735,627
5.389% 4/24/34 (c)	30,000,000	30,130,318
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	16,201,997
		2,318,341,113
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	27,065,000	26,239,748
Ares Capital Corp. 3.875% 1/15/26	54,729,000	52,575,544
Blackstone Private Credit Fund:
2.625% 12/15/26	30,000,000	27,176,031
4.7% 3/24/25	43,143,000	42,403,044
7.05% 9/29/25	39,080,000	39,770,934
Deutsche Bank AG 4.5% 4/1/25	67,655,000	66,391,282
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,733,338
6.72% 1/18/29 (c)	22,570,000	23,635,453
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	32,663,753
3.102% 2/24/33 (c)	47,500,000	40,774,690
3.691% 6/5/28 (c)	21,000,000	20,064,174
3.75% 2/25/26	15,000,000	14,656,014
3.8% 3/15/30	67,720,000	63,627,878
4.25% 10/21/25	22,692,000	22,273,124
4.411% 4/23/39 (c)	3,000,000	2,712,745
5.15% 5/22/45	9,000,000	8,700,442
6.75% 10/1/37	30,816,000	33,920,279
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,452,069
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,192,438
3.25% 5/20/50	9,704,000	7,131,063
3.75% 3/24/25	21,924,000	21,577,694
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,886,523
3.125% 7/27/26	24,646,000	23,599,831
3.622% 4/1/31 (c)	41,803,000	38,510,031
3.7% 10/23/24	15,967,000	15,760,782
4.21% 4/20/28 (c)	40,000,000	39,096,709
4.431% 1/23/30 (c)	54,318,000	52,904,503
5% 11/24/25	102,478,000	102,326,384
5.424% 7/21/34 (c)	47,424,000	48,129,572
6.342% 10/18/33 (c)	58,000,000	62,541,365
6.627% 11/1/34 (c)	50,000,000	55,352,677
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	25,075,757
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,584,420
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	22,345,532
2.593% 9/11/25 (b)(c)	48,618,000	47,562,201
3.091% 5/14/32 (b)(c)	13,398,000	11,410,623
3.75% 3/26/25	24,390,000	23,893,588
3.869% 1/12/29 (b)(c)	9,005,000	8,488,699
4.125% 9/24/25 (b)	17,678,000	17,288,881
4.194% 4/1/31 (b)(c)	40,079,000	37,315,274
4.55% 4/17/26	5,038,000	4,972,169
6.537% 8/12/33 (b)(c)	30,000,000	32,014,703
		1,250,731,961
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	12,404,000	11,971,156
2.45% 10/29/26	17,295,000	16,013,808
3% 10/29/28	18,114,000	16,537,874
3.3% 1/30/32	19,378,000	16,865,248
4.45% 4/3/26	15,328,000	15,050,770
4.875% 1/16/24	28,044,000	28,026,070
6.45% 4/15/27 (b)	59,444,000	61,549,319
6.5% 7/15/25	15,770,000	15,969,809
Ally Financial, Inc.:
4.75% 6/9/27	60,000,000	57,897,509
5.125% 9/30/24	9,461,000	9,385,111
5.75% 11/20/25	16,947,000	16,841,418
5.8% 5/1/25	68,233,000	68,291,980
6.7% 2/14/33	50,000,000	50,059,175
7.1% 11/15/27	37,620,000	39,100,315
8% 11/1/31	11,577,000	12,682,604
Capital One Financial Corp.:
2.636% 3/3/26 (c)	21,697,000	20,789,760
3.273% 3/1/30 (c)	32,130,000	28,695,390
3.65% 5/11/27	57,194,000	54,532,987
3.8% 1/31/28	29,870,000	28,363,003
4.985% 7/24/26 (c)	31,384,000	31,021,411
5.247% 7/26/30 (c)	40,470,000	39,763,073
5.468% 2/1/29 (c)	26,778,000	26,698,865
5.817% 2/1/34 (c)	46,541,000	46,314,155
Discover Financial Services:
3.95% 11/6/24	41,289,000	40,586,927
4.1% 2/9/27	5,722,000	5,490,915
4.5% 1/30/26	23,106,000	22,807,547
6.7% 11/29/32	7,907,000	8,282,895
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	78,026,706
5.584% 3/18/24	30,750,000	30,707,761
Synchrony Financial:
3.95% 12/1/27	37,530,000	35,096,727
4.25% 8/15/24	29,533,000	29,208,237
4.375% 3/19/24	24,886,000	24,797,012
5.15% 3/19/29	40,161,000	38,995,725
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	28,867,912
3.375% 4/1/30	9,583,000	9,007,355
		1,064,296,529
Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	440,301
4.05% 7/1/30	22,047,000	20,601,854
4.125% 6/15/26	26,610,000	25,768,528
4.125% 5/15/29	24,028,000	22,866,312
Corebridge Financial, Inc.:
3.5% 4/4/25	9,337,000	9,102,263
3.65% 4/5/27	33,012,000	31,747,674
3.85% 4/5/29	13,061,000	12,307,390
3.9% 4/5/32	15,550,000	14,056,676
4.35% 4/5/42	3,537,000	2,997,793
4.4% 4/5/52	10,459,000	8,766,127
Jackson Financial, Inc.:
3.125% 11/23/31	5,636,000	4,743,630
5.17% 6/8/27	14,655,000	14,626,982
5.67% 6/8/32	27,163,000	27,495,493
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,936,313
3.35% 3/26/30	4,213,000	4,017,867
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	29,245,409
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	26,571,101
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	26,429,516
		284,721,229
Insurance - 1.0%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,382,437
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,550,330
3.375% 4/7/30 (b)	30,867,000	28,439,645
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	42,835,680
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,496,106
4.569% 2/1/29 (b)	27,600,000	26,972,692
Lincoln National Corp. 3.4% 1/15/31	34,132,000	30,586,238
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,590,145
4.75% 3/15/39	9,035,000	8,782,525
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	14,289,359
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,940,654
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,128
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,866,016
Progressive Corp. 3.2% 3/26/30	3,815,000	3,526,411
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	54,752,940
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	3,800,000	3,629,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	12,491,286
4.9% 9/15/44 (b)	29,277,000	27,633,402
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,272,292
Unum Group:
3.875% 11/5/25	16,863,000	16,367,424
4% 6/15/29	21,076,000	20,001,512
5.75% 8/15/42	29,395,000	28,594,956
		392,003,178
TOTAL FINANCIALS		5,310,094,010
HEALTH CARE - 1.9%
Biotechnology - 0.4%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	16,358,816
Amgen, Inc.:
1.65% 8/15/28	65,000,000	57,479,540
5.15% 3/2/28	20,069,000	20,545,658
5.25% 3/2/30	18,321,000	18,833,923
5.25% 3/2/33	20,683,000	21,204,886
5.6% 3/2/43	19,649,000	20,303,520
5.65% 3/2/53	9,768,000	10,276,775
5.75% 3/2/63	17,801,000	18,675,814
		183,678,932
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	32,380,000	28,894,293
2.625% 8/1/31	15,205,000	12,657,662
3.375% 2/15/30	17,480,000	15,683,584
4.25% 12/15/27	19,645,000	18,929,003
4.625% 12/15/29	30,530,000	29,269,948
Cigna Group:
3.05% 10/15/27	67,800,000	64,297,605
4.375% 10/15/28	29,050,000	28,815,980
4.8% 8/15/38	18,087,000	17,487,512
4.9% 12/15/48	18,071,000	17,180,803
5.4% 3/15/33	30,000,000	31,214,951
CVS Health Corp.:
3% 8/15/26	2,965,000	2,833,227
3.625% 4/1/27	7,479,000	7,247,069
3.875% 7/20/25	20,803,000	20,442,801
5% 1/30/29	15,279,000	15,559,347
5.25% 1/30/31	6,265,000	6,426,571
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	16,634,757
3.625% 3/15/32	4,185,000	3,742,121
5.625% 9/1/28	19,094,000	19,556,610
5.875% 2/1/29	21,003,000	21,680,359
Humana, Inc. 3.7% 3/23/29	12,046,000	11,571,467
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	32,677,892
3.9% 10/15/29	10,094,000	9,077,460
Toledo Hospital 5.325% 11/15/28	9,969,000	9,134,096
		441,015,118
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	62,358,776
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	6,362,000	6,592,241
Mylan NV 4.55% 4/15/28	6,911,000	6,705,625
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,959,120
Viatris, Inc.:
1.65% 6/22/25	4,370,000	4,137,940
2.7% 6/22/30	39,716,000	33,620,264
3.85% 6/22/40	9,677,000	7,197,599
4% 6/22/50	16,712,000	11,755,499
		144,327,064
TOTAL HEALTH CARE		769,021,114
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,835,007
The Boeing Co.:
5.805% 5/1/50	29,870,000	30,931,913
5.93% 5/1/60	12,640,000	13,088,593
		52,855,513
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	4,315,000	4,667,080
6.2% 3/15/54 (b)	4,477,000	5,175,285
		9,842,365
Ground Transportation - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,789,096
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,825,990
3.05% 4/15/30	1,519,000	1,369,106
3.7% 4/15/50	1,875,000	1,482,023
		4,677,119
Machinery - 0.2%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	28,773,000	27,718,511
2% 12/14/26 (b)	30,000,000	27,597,104
Deere & Co.:
2.75% 4/15/25	3,746,000	3,652,384
3.1% 4/15/30	9,897,000	9,181,362
		68,149,361
Professional Services - 0.1%
Leidos, Inc. 3.625% 5/15/25	12,349,000	12,028,618
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,975,866
		15,004,484
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	28,656,000	27,736,161
4.25% 2/1/24	28,366,000	28,320,591
4.25% 9/15/24	16,843,000	16,653,473
		72,710,225
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,977,060
4.375% 5/1/26 (b)	21,306,000	20,615,546
5.25% 5/15/24 (b)	21,769,000	21,649,762
6.375% 5/4/28 (b)	33,577,000	34,235,603
		86,477,971
TOTAL INDUSTRIALS		314,506,134
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	28,913,533
5.3% 10/1/29	11,000,000	11,327,821
5.85% 7/15/25	5,417,000	5,470,022
6.02% 6/15/26	7,709,000	7,891,005
6.1% 7/15/27	9,944,000	10,335,674
6.2% 7/15/30	8,607,000	9,231,417
		73,169,472
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,444,317
2.45% 2/15/31 (b)	61,131,000	52,270,857
2.6% 2/15/33 (b)	61,131,000	50,362,724
3.5% 2/15/41 (b)	49,365,000	39,135,030
3.75% 2/15/51 (b)	23,167,000	18,213,007
		166,425,935
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,734,126
2.8% 4/1/27	24,552,000	23,158,442
2.95% 4/1/30	24,600,000	22,202,634
3.6% 4/1/40	24,550,000	19,576,279
3.6% 4/1/50	24,550,000	18,184,348
3.85% 4/1/60	24,600,000	17,826,163
		124,681,992
TOTAL INFORMATION TECHNOLOGY		364,277,399
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	18,666,000	19,575,327
6.55% 11/15/30	18,931,000	20,012,469
6.7% 11/15/33	11,063,000	11,998,909
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,211,731
		64,798,436
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	15,631,722
4.9% 12/15/30	17,745,000	17,766,213
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,614,089
3.625% 4/15/32	14,296,000	12,803,243
4.3% 4/15/52	9,909,000	7,979,610
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	14,211,614
4.5% 12/1/28	18,628,000	17,741,574
6.75% 12/1/27	24,397,000	25,544,797
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,411,753
2.25% 3/15/26	7,272,000	6,780,005
2.75% 4/15/31	7,105,000	5,742,902
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,302,889
3.5% 8/1/26	6,318,000	6,029,396
Healthpeak OP, LLC:
3.25% 7/15/26	2,733,000	2,627,583
3.4% 2/1/25	912,000	890,603
3.5% 7/15/29	3,125,000	2,915,090
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	30,179,402
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	19,428,508
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,673,812
4.75% 9/15/30	42,235,000	39,770,028
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,534,891
4.4% 6/15/24	8,117,000	8,029,877
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	21,743,596
3.375% 2/1/31	14,471,000	12,294,862
3.625% 10/1/29	26,970,000	23,775,946
4.5% 1/15/25	12,446,000	12,235,605
4.5% 4/1/27	86,567,000	83,047,329
4.75% 1/15/28	28,933,000	27,812,827
4.95% 4/1/24	6,427,000	6,409,142
5.25% 1/15/26	28,200,000	28,035,777
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,377,663
Prologis LP 3.25% 6/30/26	2,124,000	2,052,863
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,086,251
2.85% 12/15/32	4,238,000	3,600,741
3.25% 1/15/31	4,502,000	4,090,344
3.4% 1/15/28	7,083,000	6,730,418
Regency Centers LP 3.7% 6/15/30	25,000,000	23,244,538
Retail Opportunity Investments Partnership LP 4% 12/15/24	4,615,000	4,523,220
Simon Property Group LP 2.65% 2/1/32	30,000,000	25,626,264
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,677,563
4.25% 2/1/26	15,247,000	14,861,422
Store Capital Corp.:
2.75% 11/18/30	8,515,000	6,648,264
4.625% 3/15/29	8,847,000	8,158,910
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,218,590
2.7% 7/15/31	18,176,000	15,145,207
Ventas Realty LP:
2.5% 9/1/31	53,031,000	43,692,109
3% 1/15/30	35,454,000	31,296,513
3.5% 2/1/25	7,488,000	7,315,409
3.75% 5/1/24	7,900,000	7,844,213
4% 3/1/28	10,351,000	9,889,565
4.125% 1/15/26	7,649,000	7,456,844
4.375% 2/1/45	3,802,000	3,063,367
4.75% 11/15/30	41,973,000	40,668,036
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,640,061
4.75% 2/15/28	29,291,000	28,674,772
4.95% 2/15/30	38,231,000	37,096,304
5.125% 5/15/32	10,549,000	10,283,203
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,139,568
Welltower OP LLC 4% 6/1/25	4,568,000	4,485,594
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,720,617
4% 2/1/25	26,847,000	26,435,858
4.6% 4/1/24	14,578,000	14,515,368
		921,224,344
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	18,038,109
4.1% 10/1/24	23,803,000	23,333,364
4.55% 10/1/29	27,295,000	23,891,854
7.8% 3/15/28	33,242,000	33,615,948
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	19,900,271
4.875% 3/1/26	19,900,000	19,908,961
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,253,710
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,478,597
Tanger Properties LP:
2.75% 9/1/31	18,732,000	15,061,741
3.125% 9/1/26	16,602,000	15,489,354
3.875% 7/15/27	28,881,000	26,453,406
		204,425,315
TOTAL REAL ESTATE		1,125,649,659
UTILITIES - 1.3%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	29,471,000	26,142,369
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,778,204
3.743% 5/1/26	60,730,000	58,579,451
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,154,380
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,792,380
2.775% 1/7/32 (b)	19,219,000	15,346,846
Exelon Corp.:
2.75% 3/15/27	6,523,000	6,143,091
3.35% 3/15/32	7,920,000	7,079,280
4.05% 4/15/30	7,291,000	6,955,370
4.1% 3/15/52	5,867,000	4,743,217
4.7% 4/15/50	3,246,000	2,920,356
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,400,511
Southern Co. 5.7% 3/15/34	27,735,000	29,163,999
		190,199,454
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,263,992	6,432,306
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,486,154
The AES Corp.:
1.375% 1/15/26	30,500,000	28,221,008
2.45% 1/15/31	28,885,000	24,264,557
3.3% 7/15/25 (b)	37,234,000	35,860,758
3.95% 7/15/30 (b)	42,717,000	39,440,434
		134,272,911
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,923,154
4.05% 4/15/25	53,700,000	53,091,394
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	3,067,605
NiSource, Inc.:
2.95% 9/1/29	40,740,000	37,207,219
3.6% 5/1/30	22,835,000	21,246,509
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,608,356
4.224% 3/15/32	27,319,000	24,712,543
Sempra 6% 10/15/39	5,386,000	5,672,702
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (c)(d)	12,629,000	11,296,678
		183,826,160
TOTAL UTILITIES		514,730,831
TOTAL NONCONVERTIBLE BONDS (Cost $12,360,855,643)		11,569,927,610

U.S. Treasury Obligations - 39.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	623,363,245
1.875% 11/15/51	120,053,000	75,896,006
2% 8/15/51	733,544,000	479,009,961
2.375% 2/15/42	95,700,000	73,554,427
2.875% 5/15/52	556,400,000	442,990,034
3% 2/15/49	709,760,000	577,539,477
3.375% 8/15/42	485,600,000	432,999,657
3.625% 2/15/53	193,384,000	178,578,038
3.625% 5/15/53	192,000,000	177,510,000
3.875% 5/15/43	5,129,000	4,899,483
4.125% 8/15/53	522,303,000	527,934,079
4.375% 8/15/43 (e)	101,160,000	103,262,231
4.75% 11/15/53	342,500,000	384,081,641
U.S. Treasury Notes:
1.25% 4/30/28	1,772,413,000	1,586,655,805
1.5% 11/30/28	800,000,000	715,406,248
2.375% 3/31/29	504,000,000	467,912,814
2.625% 7/31/29	273,317,000	255,935,747
2.75% 8/15/32	913,762,000	836,806,107
2.875% 5/15/32	763,588,000	707,571,658
3.375% 5/15/33	465,000,000	446,254,688
3.5% 4/30/30	528,900,000	516,937,768
3.5% 2/15/33	470,900,000	456,644,237
3.75% 5/31/30	514,100,000	509,541,378
3.75% 6/30/30	543,000,000	538,121,482
3.875% 11/30/29	255,000,000	254,511,915
3.875% 8/15/33	477,166,000	476,569,543
4% 6/30/28	175,000,000	175,827,148
4% 7/31/30	1,606,800,000	1,615,587,178
4.125% 11/15/32	1,530,767,000	1,556,000,745
4.5% 11/15/33	355,600,000	373,324,438
4.625% 11/15/26	19,180,000	19,482,684
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,794,306,329)		15,590,709,862

U.S. Government Agency - Mortgage Securities - 21.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 5.438% 5/1/34 (c)(d)	30,704	30,693
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.390% 4.321% 5/1/33 (c)(d)	1,301	1,311
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 4.572% 9/1/33 (c)(d)	73,283	73,231
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(d)	16,246	16,501
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 4.085% 1/1/35 (c)(d)	5,264	5,354
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	2,109	2,134
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.755% 1/1/35 (c)(d)	25,350	25,480
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.024% 2/1/33 (c)(d)	185	186
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (c)(d)	12,904	12,986
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 3/1/35 (c)(d)	10,777	10,856
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	31,173	31,680
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.301% 10/1/33 (c)(d)	2,666	2,685
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(d)	17,242	17,568
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (c)(d)	2,917	2,942
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.208% 3/1/33 (c)(d)	14,611	14,799
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.371% 7/1/35 (c)(d)	51,713	52,502
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	9,025	9,154
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.337% 11/1/36 (c)(d)	96,255	97,712
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(d)	30,143	30,554
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (c)(d)	25,767	26,285
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 4.87% 7/1/43 (c)(d)	257,053	261,671
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (c)(d)	29,742	30,430
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 4.737% 3/1/36 (c)(d)	53,499	54,662
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 4.376% 3/1/40 (c)(d)	31,468	32,047
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.105% 5/1/36 (c)(d)	49,033	49,937
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.515% 5/1/36 (c)(d)	24,027	24,499
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 4.618% 7/1/35 (c)(d)	20,258	20,587
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	51,286	52,200
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 4.348% 1/1/42 (c)(d)	75,039	76,313
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.048% 12/1/40 (c)(d)	947,582	964,230
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	12,758	13,009
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.06% 12/1/39 (c)(d)	10,604	10,770
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.304% 2/1/42 (c)(d)	44,548	45,688
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	22,355	22,827
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	11,414	11,632
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (c)(d)	44,630	45,560
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	9,509	9,511
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	77,353	79,337
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(d)	4,488	4,554
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 5.75% 3/1/36 (c)(d)	44,949	46,069
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	16,097	16,318
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	87,097	88,440
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	23,663	23,931
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	27,413	27,701
U.S. TREASURY 1 YEAR INDEX + 2.420% 5.703% 5/1/35 (c)(d)	11,110	11,286
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.999% 7/1/34 (c)(d)	30,620	31,070
1.5% 9/1/35 to 9/1/51 (f)	255,204,271	211,685,344
2% 2/1/28 to 3/1/52	635,663,994	541,914,700
2.5% 1/1/28 to 5/1/53	773,554,047	676,258,846
3% 12/1/28 to 3/1/52 (g)(h)	403,735,465	367,093,221
3.25% 12/1/41	17,090	16,054
3.4% 7/1/42 to 9/1/42	342,992	322,102
3.5% 10/1/33 to 4/1/52 (g)(h)	245,005,803	228,274,355
3.65% 5/1/42 to 8/1/42	102,596	97,368
3.9% 4/1/42	27,765	26,764
4% 3/1/36 to 3/1/53	184,258,560	176,717,160
4.25% 11/1/41	53,975	52,745
4.5% to 4.5% 6/1/24 to 1/1/53	153,770,392	151,630,583
5% 6/1/24 to 4/1/53	136,595,193	136,625,689
5.289% 8/1/41 (c)	644,773	647,664
5.5% 5/1/48 to 11/1/53	76,720,838	77,863,574
6% to 6% 9/1/29 to 6/1/53	71,184,670	72,926,753
6.5% 1/1/26 to 9/1/53	58,767,589	60,454,394
6.703% 2/1/39 (c)	307,003	314,156
7% to 7% 2/1/24 to 7/1/37	328,326	339,862
7.5% to 7.5% 7/1/25 to 11/1/31	250,594	259,239
8% 3/1/37	8,712	9,535
TOTAL FANNIE MAE		2,706,049,000
Freddie Mac - 6.0%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 4.424% 8/1/37 (c)(d)	23,176	23,015
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 4.106% 1/1/36 (c)(d)	12,065	12,121
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.153% 3/1/36 (c)(d)	64,395	64,703
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 4.633% 3/1/36 (c)(d)	37,408	37,763
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.426% 4/1/35 (c)(d)	50,077	50,390
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.891% 12/1/40 (c)(d)	357,692	361,929
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	84,848	86,069
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	155,328	157,290
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.628% 5/1/35 (c)(d)	75,713	76,905
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	25,578	26,100
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	4,541	4,628
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.488% 10/1/36 (c)(d)	62,188	62,678
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	15,200	15,445
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 5.731% 10/1/42 (c)(d)	56,153	57,257
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	32,176	32,857
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	37,256	38,011
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.7% 6/1/41 (c)(d)	31,312	31,956
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	11,377	11,591
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.663% 10/1/35 (c)(d)	30,220	30,479
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(d)	21,235	21,678
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(d)	13,647	13,854
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	443	447
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	25,491	25,968
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	30,439	31,026
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (c)(d)	27,012	27,719
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.951% 6/1/33 (c)(d)	41,436	41,645
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,413	3,456
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.23% 6/1/33 (c)(d)	78,616	79,264
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.921% 3/1/35 (c)(d)	144,444	146,201
1.5% 7/1/35 to 6/1/51	328,948,110	268,013,790
2% 6/1/35 to 4/1/52	632,788,854	537,081,167
2.5% 1/1/28 to 9/1/52	381,411,746	335,634,101
3% 12/1/30 to 3/1/52	235,696,160	213,839,835
3.5% 12/1/29 to 4/1/52 (g)(h)	260,848,733	244,520,784
4% 1/1/36 to 12/1/52 (g)(h)	197,060,744	189,071,285
4% 4/1/48	27,790	26,790
4.5% 6/1/25 to 4/1/53	78,523,789	77,217,916
5% 8/1/33 to 10/1/53	221,591,257	220,850,971
5.5% 10/1/52 to 1/1/54 (f)	235,300,727	237,588,657
6% 7/1/28 to 7/1/53	34,340,171	35,315,669
6.5% 5/1/26 to 10/1/53	26,743,748	27,661,774
7% 3/1/26 to 9/1/36	254,721	264,354
7.5% 7/1/26 to 6/1/32	57,675	60,121
8% 7/1/24 to 4/1/32	9,980	10,396
8.5% 1/1/25 to 1/1/28	3,650	3,752
TOTAL FREDDIE MAC		2,388,733,807
Ginnie Mae - 4.2%
3% 5/15/42 to 5/20/50	16,658,251	15,138,038
3.5% 9/20/40 to 2/20/50	45,955,903	43,491,055
4% 7/15/39 to 5/20/49	50,717,679	49,277,780
4.5% 6/20/33 to 8/15/41	24,726,260	24,530,199
5.5% 7/15/33 to 9/15/39	892,197	921,293
6% to 6% 10/15/30 to 5/15/40	823,498	861,082
7% to 7% 3/15/24 to 11/15/32	733,299	759,979
7.5% to 7.5% 5/15/24 to 9/15/31	85,292	87,071
8% 4/15/24 to 11/15/29	10,014	10,226
8.5% 11/15/27 to 11/15/31	18,665	19,677
2% 10/20/50 to 4/20/51	38,631,702	32,711,453
2% 1/1/54 (i)	129,500,000	109,675,117
2% 1/1/54 (i)	76,800,000	65,042,849
2% 1/1/54 (i)	151,400,000	128,222,492
2% 1/1/54 (i)	113,250,000	95,912,795
2% 1/1/54 (i)	41,550,000	35,189,198
2% 1/1/54 (i)	21,750,000	18,420,338
2% 1/1/54 (i)	21,700,000	18,377,993
2% 1/1/54 (i)	86,925,000	73,617,834
2% 1/1/54 (i)	25,224,000	21,362,511
2.5% 6/20/51 to 9/20/51	146,825,735	127,491,335
2.5% 1/1/54 (i)	93,900,000	82,253,470
2.5% 1/1/54 (i)	123,950,000	108,576,333
2.5% 1/1/54 (i)	24,400,000	21,373,639
3% 1/1/54 (i)	122,400,000	110,890,532
3% 1/1/54 (i)	78,700,000	71,299,713
3% 1/1/54 (i)	62,750,000	56,849,517
3.5% 1/1/54 (i)	39,950,000	37,210,956
3.5% 1/1/54 (i)	39,775,000	37,047,954
3.5% 1/1/54 (i)	26,225,000	24,426,967
4% 1/1/54 (i)	25,200,000	24,074,339
4.5% 1/1/54 (i)	3,300,000	3,221,685
5% 12/15/32 to 4/20/48	10,415,769	10,559,230
5% 1/1/54 (i)	71,800,000	71,364,023
5.5% 1/1/54 (i)	64,675,000	65,076,224
5.5% 1/1/54 (i)	23,425,000	23,570,322
6.5% 3/20/31 to 6/15/37	116,415	121,794
6.5% 1/1/54 (i)	47,925,000	49,049,694
TOTAL GINNIE MAE		1,658,086,707
Uniform Mortgage Backed Securities - 4.7%
2% 1/1/54 (i)	27,500,000	22,485,975
2% 1/1/54 (i)	268,800,000	219,790,180
2% 1/1/54 (i)	28,250,000	23,099,228
2% 1/1/54 (i)	87,800,000	71,791,584
2% 1/1/54 (i)	22,800,000	18,642,917
2% 1/1/54 (i)	61,800,000	50,532,117
2% 2/1/54 (i)	117,750,000	96,437,238
2.5% 1/1/54 (i)	129,900,000	110,638,272
2.5% 1/1/54 (i)	80,250,000	68,350,434
2.5% 1/1/54 (i)	550,000	468,445
2.5% 1/1/54 (i)	6,650,000	5,663,930
3% 1/1/54 (i)	340,500,000	301,395,686
3% 1/1/54 (i)	135,500,000	119,938,665
3% 1/1/54 (i)	50,575,000	44,766,775
3% 1/1/54 (i)	125,700,000	111,264,134
3% 1/1/54 (i)	56,450,000	49,967,067
3% 1/1/54 (i)	30,850,000	27,307,069
3% 1/1/54 (i)	29,900,000	26,466,170
3.5% 1/1/54 (i)	12,000,000	11,015,626
3.5% 1/1/54 (i)	41,750,000	38,325,197
3.5% 1/1/54 (i)	47,350,000	43,465,823
3.5% 1/1/54 (i)	23,200,000	21,296,876
3.5% 2/1/54 (i)	50,000,000	45,941,405
4% 1/1/54 (i)	25,200,000	23,849,426
4% 1/1/54 (i)	4,450,000	4,211,506
4% 1/1/54 (i)	74,450,000	70,459,912
4.5% 1/1/54 (i)	38,950,000	37,787,568
5.5% 1/1/54 (i)	54,350,000	54,617,532
5.5% 1/1/54 (i)	12,950,000	13,013,745
Uniform Mortgage Backed Securities:
6.5% 1/1/54 (i)	51,725,000	52,993,840
6.5% 1/1/54 (i)	15,975,000	16,366,875
6.5% 1/1/54 (i)	26,400,000	27,047,605
6.5% 1/1/54 (i)	20,450,000	20,951,649
6.5% 1/1/54 (i)	20,200,000	20,695,516
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,871,045,987
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,824,900,165)		8,623,915,501

Asset-Backed Securities - 6.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	9,892,856	6,529,340
Series 2019-1 Class A, 3.844% 5/15/39 (b)	5,410,026	4,090,307
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	17,637,228	15,653,202
Class B, 4.458% 10/16/39 (b)	4,664,187	2,087,267
Series 2021-1A Class A, 2.95% 11/16/41 (b)	21,397,659	19,172,303
Series 2021-2A Class A, 2.798% 1/15/47 (b)	42,137,092	36,192,812
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	28,207,401	26,776,157
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	10,200,000	10,230,263
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	7,556,000	7,552,214
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(c)(d)	17,910,000	17,896,890
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6674% 4/20/34 (b)(c)(d)	46,919,000	46,667,280
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(c)(d)	25,047,000	25,048,252
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(c)(d)	21,007,000	20,947,088
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	19,110,000	19,256,012
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	5,769,002	5,093,561
Class B, 4.335% 1/16/40 (b)	1,196,541	670,096
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(c)(d)	24,769,000	24,769,545
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(c)(d)	26,517,000	26,508,011
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(c)(d)	37,068,000	37,031,043
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.7255% 4/15/34 (b)(c)(d)	29,947,000	29,876,984
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(c)(d)	69,645,000	69,537,120
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(c)(d)	17,946,000	17,926,367
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	23,400,000	23,488,826
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8974% 1/20/32 (b)(c)(d)	28,600,000	28,601,544
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 1.75% 1/20/37 (b)(c)(d)(i)	42,652,000	42,659,421
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(c)(d)	38,048,000	37,884,698
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(c)(d)	27,114,000	27,100,524
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	22,841,200	21,534,912
Series 2021-1A Class A, 2.443% 7/15/46 (b)	29,588,824	25,512,372
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(c)(d)	23,646,400	23,639,377
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	21,500,000	21,419,893
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	17,076,000	17,557,733
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	20,907,980	18,217,351
Class B, 5.095% 4/15/39 (b)	10,307,675	6,674,425
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	10,063,983	9,174,892
Series 2021-1A Class A, 3.474% 1/15/46 (b)	4,958,437	4,551,200
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	21,787,000	21,781,684
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(c)(d)	35,314,000	35,080,045
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(d)	16,882,000	16,880,970
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(d)	25,314,000	25,435,457
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 4/20/34 (b)(c)(d)	26,059,000	25,926,985
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(c)(d)	27,352,000	27,350,386
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	11,700,102	11,339,523
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	11,060,414	11,175,456
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	10,063,000	10,045,371
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.8774% 4/20/34 (b)(c)(d)	28,400,000	28,287,167
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(c)(d)	37,609,000	37,606,518
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.9874% 1/20/34 (b)(c)(d)	37,850,000	37,837,623
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	36,072,303	34,209,890
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	11,986,380	9,900,738
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	5,800,000	5,824,854
Class A3, 5.64% 2/22/28 (b)	7,444,000	7,564,434
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	20,867,000	19,049,923
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(c)(d)	19,817,000	19,740,685
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(d)	18,048,000	18,047,170
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8767% 1/18/32 (b)(c)(d)	22,160,000	22,160,731
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(c)(d)	20,000,000	19,943,180
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(c)(d)	23,913,000	23,912,115
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(c)(d)	14,569,000	14,568,199
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	12,634,000	12,624,145
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(c)(d)	32,919,000	32,918,638
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(c)(d)	6,000,000	5,999,772
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	27,183,000	27,789,513
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7684% 7/19/34 (b)(c)(d)	19,090,000	19,089,236
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(c)(d)	27,750,000	27,748,418
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(c)(d)	36,187,000	36,175,203
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (b)	11,685,000	11,674,620
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	31,100,000	31,174,727
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	8,386,632	8,380,349
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	15,130,000	15,363,078
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	23,205,000	23,058,829
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,660,000	7,712,284
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	10,954,312	9,338,464
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	11,277,310	9,946,361
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(c)(d)	19,246,000	19,202,735
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(c)(d)	46,050,000	45,799,902
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 Month Index + 1.230% 6.5954% 7/25/33 (c)(d)	538,053	530,036
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.8655% 1/15/33 (b)(c)(d)	13,900,000	13,899,972
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7984% 4/19/34 (b)(c)(d)	30,470,000	30,483,864
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(c)(d)	32,026,000	31,911,187
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(c)(d)	27,800,000	27,800,250
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8735% 1/22/31 (b)(c)(d)	7,913,000	7,846,096
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(c)(d)	17,468,000	17,515,688
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(c)(d)	6,442,000	6,437,046
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(c)(d)	32,900,000	32,898,256
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6974% 4/20/34 (b)(c)(d)	25,147,000	25,063,135
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(c)(d)	23,616,000	23,597,367
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.6455% 1/15/34 (b)(c)(d)	26,100,000	26,029,426
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	14,700,000	14,854,475
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(c)(d)	30,684,410	30,684,717
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7154% 1/25/36 (c)(d)	510,350	501,429
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(c)(d)	26,956,000	26,954,949
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,085,760	19,472,926
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	32,326,215	29,960,195
Class A2II, 4.008% 12/5/51 (b)	20,106,863	17,262,083
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	17,732,601	14,857,994
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	8,570,917	8,101,125
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(c)(d)	35,857,000	35,833,012
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(c)(d)	38,243,000	38,182,117
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	18,021,918	15,374,679
Class B, 4.335% 3/15/40 (b)	2,069,681	1,491,513
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	27,314,095
1.884% 7/15/50 (b)	10,516,000	9,758,732
2.328% 7/15/52 (b)	8,041,000	7,104,163
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	12,073,367	12,093,817
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,578,750	8,101,326
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(c)(d)	4,806,279	4,806,447
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(c)(d)	39,612,000	39,544,541
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(c)(d)	15,430,811	15,407,772
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	3,663,000	3,659,963
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.6384% 4/19/34 (b)(c)(d)	15,000,000	14,880,360
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/33 (b)(c)(d)	30,228,000	30,181,026
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3304% 9/25/34 (c)(d)	50,373	49,235
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	17,400,000	17,471,994
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	26,749,263	23,171,988
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	27,575,558	23,234,338
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	14,905,582	14,882,517
Class A3, 4.93% 4/20/26 (b)	18,007,000	17,974,962
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(c)(d)	3,641,000	2,543,803
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	736,589	734,215
3.12% 3/20/32 (b)	4,061,150	4,010,368
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	10,900,000	10,865,387
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	32,560,000	32,514,970
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(c)(d)	31,233,000	31,232,969
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(c)(d)	21,162,000	21,160,900
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(c)(d)	36,484,000	36,483,088
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 7/16/34 (b)(c)(d)	17,721,000	17,720,451
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	41,600,000	42,107,295
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	14,489,395	14,411,152
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	8,907,540	8,889,705
Class A3, 4.66% 5/15/28	19,065,000	18,967,444
Series 2023-C Class A3, 5.15% 11/15/28	9,413,000	9,491,124
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	16,133,507	16,125,987
TOTAL ASSET-BACKED SECURITIES (Cost $2,698,918,722)		2,639,634,331

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,345,395	3,196,955
Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,011,882	8,526,483
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	12,870,669	11,715,833
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	5,287,329	5,130,671
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	14,406,429	12,899,340
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	9,496,669	8,826,539
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	7,418,481	7,078,197
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	13,841,113	13,362,375
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	3,036,238	3,004,983
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	12,707,193	12,350,492
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	8,406,542	7,769,476
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	8,345,625	7,900,439
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	12,844,912	11,657,206
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	4,709,199	4,499,239
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,640,680	5,063,541
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	6,619,103	6,438,161
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,277,863	4,052,073
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME TERM SOFR 6 MONTH INDEX + 1.300% 6.5595% 7/20/34 (c)(d)	9,928	8,900
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 5.7904% 9/25/43 (c)(d)	622,060	584,049
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	18,481,083	17,194,877
TOTAL PRIVATE SPONSOR		151,259,829
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2519% 2/25/32 (c)(d)	5,890	5,888
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4526% 3/18/32 (c)(d)	11,019	11,074
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4519% 4/25/32 (c)(d)	12,231	12,293
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4519% 10/25/32 (c)(d)	14,962	15,038
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2019% 1/25/32 (c)(d)	5,562	5,552
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6481% 12/25/33 (c)(j)(k)	221,264	32,891
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2281% 11/25/36 (c)(j)(k)	157,868	15,090
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7519% 1/25/43 (c)(d)	644,819	628,008
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.8019% 5/25/47 (c)(d)	1,305,230	1,264,583
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7519% 5/25/48 (c)(d)	734,764	709,436
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7519% 6/25/48 (c)(d)	1,726,312	1,664,327
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	404	402
Series 1999-17 Class PG, 6% 4/25/29	54,221	55,112
Series 1999-32 Class PL, 6% 7/25/29	69,208	70,181
Series 1999-33 Class PK, 6% 7/25/29	49,515	50,224
Series 1999-54 Class PH, 6.5% 11/18/29	4,198	4,187
Series 1999-57 Class PH, 6.5% 12/25/29	154,427	156,256
Series 2001-52 Class YZ, 6.5% 10/25/31	7,857	8,093
Series 2005-102 Class CO 11/25/35 (l)	32,543	27,779
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.375% 8/25/35 (c)(d)(k)	7,293	7,502
Series 2005-81 Class PC, 5.5% 9/25/35	103,160	105,767
Series 2006-12 Class BO 10/25/35 (l)	156,293	135,489
Series 2006-15 Class OP 3/25/36 (l)	212,466	180,370
Series 2006-37 Class OW 5/25/36 (l)	19,921	15,770
Series 2006-45 Class OP 6/25/36 (l)	66,442	53,254
Series 2006-62 Class KP 4/25/36 (l)	105,022	86,617
Series 2012-149:
Class DA, 1.75% 1/25/43	273,029	250,200
Class GA, 1.75% 6/25/42	308,348	280,560
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	10,073	10,222
Series 1999-25 Class Z, 6% 6/25/29	56,086	56,241
Series 2001-20 Class Z, 6% 5/25/31	65,307	66,455
Series 2001-31 Class ZC, 6.5% 7/25/31	31,109	31,501
Series 2002-16 Class ZD, 6.5% 4/25/32	27,447	28,323
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0981% 11/25/32 (c)(j)(k)	42,388	1,147
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	40,851	848
Series 2020-101 Class BA, 1.5% 9/25/45	6,351,377	5,460,578
Series 2020-43 Class MA, 2% 1/25/45	4,877,148	4,367,559
Series 2020-49 Class JA, 2% 8/25/44	2,315,153	2,085,970
Series 2020-80 Class BA, 1.5% 3/25/45	8,813,294	7,612,154
Series 2021-68 Class A, 2% 7/25/49	4,729,842	3,792,299
Series 2021-85 Class L, 2.5% 8/25/48	2,581,593	2,283,723
Series 2021-95:
Class 0, 2.5% 9/25/48	8,216,132	7,240,333
Class BA, 2.5% 6/25/49	12,486,493	10,991,575
Series 2021-96 Class HA, 2.5% 2/25/50	4,169,159	3,625,735
Series 2022-1 Class KA, 3% 5/25/48	4,177,346	3,803,704
Series 2022-11 Class B, 3% 6/25/49	4,849,173	4,479,644
Series 2022-13:
Class HA, 3% 8/25/46	4,090,126	3,802,710
Class JA, 3% 5/25/48	3,720,308	3,407,130
Series 2022-15 Class GC, 3% 1/25/47	5,882,223	5,436,413
Series 2022-17 Class BH, 3% 5/25/47	6,513,044	6,030,721
Series 2022-3:
Class D, 2% 2/25/48	12,116,345	10,652,905
Class N, 2% 10/25/47	33,817,891	28,982,457
Series 2022-30 Class E, 4.5% 7/25/48	12,050,698	11,794,462
Series 2022-4 Class B, 2.5% 5/25/49	3,057,811	2,698,958
Series 2022-42 Class BA, 4% 6/25/50	12,816,298	12,171,684
Series 2022-49 Class TC, 4% 12/25/48	3,876,183	3,776,949
Series 2022-5:
Class 0, 2.5% 6/25/48	4,473,891	3,966,154
Class DA, 2.25% 11/25/47	13,186,237	11,593,026
Series 2022-7:
Class A, 3% 5/25/48	5,954,382	5,422,311
Class E, 2.5% 11/25/47	12,277,667	11,010,670
Series 2022-9 Class BA, 3% 5/25/48	2,712,240	2,482,416
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1881% 12/25/36 (c)(j)(k)	105,065	10,770
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9881% 5/25/37 (c)(j)(k)	56,735	6,700
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6481% 3/25/33 (c)(j)(k)	13,576	1,457
Series 2005-72 Class ZC, 5.5% 8/25/35	875,048	884,945
Series 2005-79 Class ZC, 5.9% 9/25/35	509,745	517,580
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9085% 6/25/37 (c)(d)(k)	45,968	57,355
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8885% 7/25/37 (c)(d)(k)	69,817	87,510
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8885% 7/25/37 (c)(d)(k)	16,704	18,729
Series 2010-135 Class ZA, 4.5% 12/25/40	200,297	202,446
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	26,413	187
Series 2010-150 Class ZC, 4.75% 1/25/41	1,892,077	1,890,869
Series 2010-95 Class ZC, 5% 9/25/40	4,021,962	4,058,453
Series 2011-39 Class ZA, 6% 11/25/32	252,250	259,838
Series 2011-4 Class PZ, 5% 2/25/41	607,947	594,281
Series 2011-67 Class AI, 4% 7/25/26 (j)	15,501	308
Series 2012-100 Class WI, 3% 9/25/27 (j)	626,939	22,346
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0981% 6/25/41 (c)(j)(k)	59,765	468
Series 2013-133 Class IB, 3% 4/25/32 (j)	190,088	3,781
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5981% 1/25/44 (c)(j)(k)	247,913	26,702
Series 2013-51 Class GI, 3% 10/25/32 (j)	216,429	11,519
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2681% 6/25/35 (c)(j)(k)	296,427	23,735
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,495,971	249,855
Series 2015-70 Class JC, 3% 10/25/45	1,660,785	1,576,959
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	841,443	142,735
Series 2019-82 Class PI, 4% 6/25/49 (j)	6,387,145	1,060,218
Series 2020-45 Class JL, 3% 7/25/40	140,143	128,137
Series 2021-59 Class H, 2% 6/25/48	2,670,960	2,195,881
Series 2021-66:
Class DA, 2% 1/25/48	2,874,195	2,372,960
Class DM, 2% 1/25/48	3,054,445	2,521,777
Series 2022-28 Class A, 2.5% 2/25/52	15,245,883	14,069,370
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	54,289	8,559
Series 343 Class 16, 5.5% 5/25/34 (j)	50,733	8,084
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	34,013	6,535
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	19,560	3,233
Class 13, 6% 3/25/34 (j)	31,661	5,701
Series 359 Class 19, 6% 7/25/35 (c)(j)	17,320	3,249
Series 384 Class 6, 5% 7/25/37 (j)	212,898	35,890
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2529% 1/15/32 (c)(d)	4,258	4,254
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3529% 3/15/32 (c)(d)	6,709	6,722
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4529% 3/15/32 (c)(d)	5,857	5,884
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3529% 6/15/31 (c)(d)	10,317	10,333
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3529% 3/15/32 (c)(d)	3,713	3,719
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.8029% 8/15/47 (c)(d)	675,756	654,696
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	69,031	70,137
Series 2101 Class PD, 6% 11/15/28	6,156	6,246
Series 2121 Class MG, 6% 2/15/29	28,588	29,032
Series 2131 Class BG, 6% 3/15/29	205,569	208,893
Series 2137 Class PG, 6% 3/15/29	32,647	33,170
Series 2154 Class PT, 6% 5/15/29	53,438	54,307
Series 2162 Class PH, 6% 6/15/29	10,384	10,513
Series 2520 Class BE, 6% 11/15/32	108,197	111,816
Series 2693 Class MD, 5.5% 10/15/33	234,479	236,706
Series 2802 Class OB, 6% 5/15/34	73,392	74,855
Series 3002 Class NE, 5% 7/15/35	249,466	251,556
Series 3110 Class OP 9/15/35 (l)	48,596	45,477
Series 3119 Class PO 2/15/36 (l)	254,025	205,087
Series 3121 Class KO 3/15/36 (l)	36,287	30,228
Series 3123 Class LO 3/15/36 (l)	143,587	116,912
Series 3145 Class GO 4/15/36 (l)	147,937	121,357
Series 3189 Class PD, 6% 7/15/36	227,526	236,828
Series 3225 Class EO 10/15/36 (l)	75,533	60,231
Series 3258 Class PM, 5.5% 12/15/36	84,893	87,230
Series 3415 Class PC, 5% 12/15/37	106,084	106,158
Series 3806 Class UP, 4.5% 2/15/41	518,388	514,450
Series 3832 Class PE, 5% 3/15/41	1,008,457	1,022,633
Series 4135 Class AB, 1.75% 6/15/42	232,107	211,661
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	4,658,759	4,207,677
Series 2020-5018:
Class LC, 3% 10/25/40	941,501	858,017
Class LY, 3% 10/25/40	715,576	652,265
Series 2020-5066 Class A, 1.5% 11/25/44	2,935,950	2,530,217
Series 2021-5169 Class TP, 2.5% 6/25/49	3,328,868	2,902,987
Series 2021-5175 Class CB, 2.5% 4/25/50	14,862,683	12,972,891
Series 2021-5180 Class KA, 2.5% 10/25/47	3,023,624	2,695,016
Series 2022-5189:
Class DA, 2.5% 5/25/49	3,150,940	2,770,186
Class TP, 2.5% 5/25/49	3,048,194	2,669,400
Series 2022-5190:
Class BA, 2.5% 11/25/47	3,066,436	2,712,648
Class CA, 2.5% 5/25/49	2,554,934	2,244,373
Series 2022-5191 Class CA, 2.5% 4/25/50	3,570,741	3,047,711
Series 2022-5197:
Class A, 2.5% 6/25/49	2,554,939	2,237,041
Class DA, 2.5% 11/25/47	2,328,599	2,060,414
Series 2022-5198 Class BA, 2.5% 11/25/47	11,434,835	10,205,147
Series 2022-5202:
Class AG, 3% 1/25/49	2,801,820	2,560,488
Class LB, 2.5% 10/25/47	2,485,662	2,193,942
Class UA, 3% 4/25/50	4,462,785	4,056,365
Series 2022-5210 Class TA, 3.5% 11/25/46	3,773,706	3,545,640
Series 2135 Class JE, 6% 3/15/29	11,018	11,312
Series 2274 Class ZM, 6.5% 1/15/31	20,284	20,514
Series 2281 Class ZB, 6% 3/15/30	37,662	38,272
Series 2303 Class ZV, 6% 4/15/31	22,183	22,593
Series 2357 Class ZB, 6.5% 9/15/31	169,963	174,251
Series 2502 Class ZC, 6% 9/15/32	42,415	43,844
Series 2519 Class ZD, 5.5% 11/15/32	64,215	65,649
Series 2998 Class LY, 5.5% 7/15/25	7,742	7,721
Series 3871 Class KB, 5.5% 6/15/41	1,291,640	1,338,529
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1471% 2/15/36 (c)(j)(k)	78,497	7,289
Series 2013-4281 Class AI, 4% 12/15/28 (j)	64,706	601
Series 2017-4683 Class LM, 3% 5/15/47	2,135,743	2,031,108
Series 2017-4720 Class IO, 4% 9/15/47 (j)	8,095,405	1,567,300
Series 2018-4765 Class IB, 4% 3/15/48 (j)	7,198,493	1,391,554
Series 2020-5041 Class LB, 3% 11/25/40	1,604,047	1,461,422
Series 2021-5083 Class VA, 1% 8/15/38	13,762,301	12,859,573
Series 2021-5176 Class AG, 2% 1/25/47	11,218,935	9,698,349
Series 2021-5182 Class A, 2.5% 10/25/48	19,604,987	17,229,747
Series 2022-5236 Class P, 5% 4/25/48	5,043,206	5,054,472
Series 2022-5266 Class CD, 4.5% 10/25/44	11,776,546	11,637,288
Series 2933 Class ZM, 5.75% 2/15/35	1,137,839	1,176,359
Series 2935 Class ZK, 5.5% 2/15/35	876,308	899,992
Series 2947 Class XZ, 6% 3/15/35	456,999	473,725
Series 2996 Class ZD, 5.5% 6/15/35	761,635	778,676
Series 3237 Class C, 5.5% 11/15/36	1,019,968	1,035,397
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2071% 11/15/36 (c)(j)(k)	322,854	31,711
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1271% 6/15/37 (c)(j)(k)	210,658	24,410
Series 3949 Class MK, 4.5% 10/15/34	173,853	173,123
Series 4055 Class BI, 3.5% 5/15/31 (j)	147,123	1,982
Series 4149 Class IO, 3% 1/15/33 (j)	116,919	8,834
Series 4314 Class AI, 5% 3/15/34 (j)	36,947	762
Series 4427 Class LI, 3.5% 2/15/34 (j)	734,602	38,223
Series 4471 Class PA 4% 12/15/40	673,063	659,163
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.7029% 5/15/37 (c)(d)	275,552	268,090
Series 2156 Class TC, 6.25% 5/15/29	17,501	17,528
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3529% 2/15/24 (c)(d)	42	42
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	23,272	23,560
Series 2056 Class Z, 6% 5/15/28	53,974	54,985
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 5/15/48 (c)(d)	1,172,911	1,129,267
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,273,380	2,861,404
Class GC, 2% 11/25/47	2,419,468	2,102,380
Series 2021-5164 Class M, 2.5% 7/25/48	3,341,084	2,921,127
Series 4386 Class AZ, 4.5% 11/15/40	2,358,979	2,304,700
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2173% 6/16/37 (c)(j)(k)	137,434	14,526
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0116% 3/20/60 (c)(d)(m)	987,377	983,941
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (c)(d)(m)	235,451	233,970
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7372% 9/20/60 (c)(d)(m)	219,181	217,516
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7372% 8/20/60 (c)(d)(m)	194,406	193,006
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8172% 12/20/60 (c)(d)(m)	578,091	574,925
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9372% 12/20/60 (c)(d)(m)	441,624	439,935
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9372% 2/20/61 (c)(d)(m)	357,192	355,381
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9272% 2/20/61 (c)(d)(m)	554,809	552,014
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9372% 4/20/61 (c)(d)(m)	468,833	466,991
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9372% 5/20/61 (c)(d)(m)	741,771	739,513
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9372% 5/20/61 (c)(d)(m)	526,358	524,446
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9672% 6/20/61 (c)(d)(m)	556,101	554,187
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9872% 9/20/61 (c)(d)(m)	1,658,287	1,652,974
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0372% 10/20/61 (c)(d)(m)	625,054	623,461
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8724% 8/20/42 (c)(d)	629,390	615,966
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1372% 11/20/61 (c)(d)(m)	638,349	637,399
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1372% 1/20/62 (c)(d)(m)	317,209	316,692
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0672% 1/20/62 (c)(d)(m)	566,788	565,178
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0672% 3/20/62 (c)(d)(m)	305,085	303,955
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8704% 5/20/61 (c)(d)(m)	13,399	13,306
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9572% 10/20/62 (c)(d)(m)	14,126	14,066
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7972% 3/20/63 (c)(d)(m)	18,930	18,810
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0372% 1/20/64 (c)(d)(m)	319,597	318,716
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0372% 12/20/63 (c)(d)(m)	951,772	949,856
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9372% 6/20/64 (c)(d)(m)	428,743	427,048
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7172% 5/20/63 (c)(d)(m)	10,139	9,509
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6372% 4/20/63 (c)(d)(m)	18,636	18,404
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8372% 12/20/62 (c)(d)(m)	38,389	37,747
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9724% 10/20/49 (c)(d)	1,616,498	1,580,087
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9224% 2/20/49 (c)(d)	3,314,603	3,255,056
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	43,376	2,685
Series 2016-69 Class WA, 3% 2/20/46	670,978	617,587
Series 2017-134 Class BA, 2.5% 11/20/46	353,421	321,127
Series 2017-153 Class GA, 3% 9/20/47	3,088,128	2,784,046
Series 2017-182 Class KA, 3% 10/20/47	2,441,692	2,240,314
Series 2018-13 Class Q, 3% 4/20/47	3,031,942	2,808,203
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	377,155	373,085
Series 2010-160 Class DY, 4% 12/20/40	2,940,953	2,869,694
Series 2010-170 Class B, 4% 12/20/40	648,503	632,113
Series 2017-139 Class BA, 3% 9/20/47	6,962,842	6,316,895
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0273% 5/16/34 (c)(j)(k)	78,628	5,750
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7273% 8/17/34 (c)(j)(k)	75,231	7,235
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.3636% 6/16/37 (c)(d)(k)	2,881	3,335
Series 2010-116 Class QB, 4% 9/16/40	219,483	214,363
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 5/20/60 (c)(d)(m)	672,265	668,302
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6276% 7/20/41 (c)(j)(k)	270,418	26,584
Series 2013-149 Class MA, 2.5% 5/20/40	1,905,564	1,834,457
Series 2014-2 Class BA, 3% 1/20/44	5,862,390	5,394,694
Series 2014-21 Class HA, 3% 2/20/44	2,166,366	1,983,335
Series 2014-25 Class HC, 3% 2/20/44	3,686,302	3,383,515
Series 2014-5 Class A, 3% 1/20/44	3,081,281	2,834,687
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	31,689	29,918
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.91% 5/20/66 (c)(d)(m)	1,708,086	1,702,513
Series 2017-186 Class HK, 3% 11/16/45	3,158,159	2,878,433
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.76% 8/20/66 (c)(d)(m)	3,274,015	3,261,756
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3012% 5/20/65 (c)(m)	87,260	85,747
TOTAL U.S. GOVERNMENT AGENCY		431,877,340
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $598,854,146)		583,137,169

Commercial Mortgage Securities - 6.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.512% 1/15/39 (b)(c)(d)	20,613,000	20,148,614
Class B, CME Term SOFR 1 Month Index + 1.550% 6.912% 1/15/39 (b)(c)(d)	3,893,000	3,789,792
Class C, CME Term SOFR 1 Month Index + 2.150% 7.512% 1/15/39 (b)(c)(d)	2,780,000	2,684,309
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	35,099,559
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,685,406
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,204,009
Class CNM, 3.7186% 11/5/32 (b)(c)	1,604,000	1,194,505
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	4,324,000	4,077,547
Series 2018-BN10:
Class A4, 3.428% 2/15/61	10,090,573	9,495,681
Class A5, 3.688% 2/15/61	20,569,000	19,488,901
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	29,385,024
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,513,290
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,200,000	2,068,975
Series 2021-BN35 Class ASB, 2.067% 6/15/64	7,200,000	6,326,304
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	5,700,000	5,811,586
Class A3, 6.26% 4/15/56	17,600,000	18,260,993
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (c)(j)	31,293,000	704,456
Series 2021-BN33 Class XA, 1.0533% 5/15/64 (c)(j)	14,112,972	736,055
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,000,000	8,532,256
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.2962% 9/15/56 (c)	17,797,000	18,902,105
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,200,000	6,500,547
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,098,677
Series 2023-V4 Class A3, 6.8409% 11/15/56	7,666,000	8,204,397
Series 2019-B14 Class XA, 0.7712% 12/15/62 (c)(j)	107,989,683	2,872,925
Series 2020-B17 Class XA, 1.4141% 3/15/53 (c)(j)	109,442,337	5,534,477
Series 2020-B18 Class XA, 1.78% 7/15/53 (c)(j)	49,933,923	3,249,715
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	11,100,000	11,702,499
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2598% 4/15/37 (b)(c)(d)	76,026,000	74,929,211
Class B, CME Term SOFR 1 Month Index + 2.440% 7.8088% 4/15/37 (b)(c)(d)	19,373,000	18,828,989
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.7083% 4/15/34 (b)(c)(d)	15,742,000	15,603,362
Class C, CME Term SOFR 1 Month Index + 1.640% 7.0083% 4/15/34 (b)(c)(d)	10,407,000	10,291,647
Class D, CME Term SOFR 1 Month Index + 1.940% 7.3083% 4/15/34 (b)(c)(d)	10,925,000	10,779,015
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5563% 10/15/36 (b)(c)(d)	17,636,650	17,546,969
Class C, CME Term SOFR 1 Month Index + 1.360% 6.7263% 10/15/36 (b)(c)(d)	14,991,450	14,905,691
Class D, CME Term SOFR 1 Month Index + 1.560% 6.9263% 10/15/36 (b)(c)(d)	25,994,700	25,829,480
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2763% 10/15/36 (b)(c)(d)	29,835,850	29,627,259
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.1124% 10/15/26 (b)(c)(d)	8,540,033	8,379,383
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1656% 10/15/36 (b)(c)(d)	39,143,000	38,320,766
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3753% 10/15/36 (b)(c)(d)	5,541,000	5,366,418
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5751% 10/15/36 (b)(c)(d)	7,417,000	7,139,346
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7748% 10/15/36 (b)(c)(d)	7,201,000	6,886,500
Class E, CME Term SOFR 1 Month Index + 2.060% 7.424% 10/15/36 (b)(c)(d)	25,035,000	23,949,400
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1288% 5/15/38 (b)(c)(d)	23,506,263	23,130,252
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8528% 4/15/37 (b)(c)(d)	30,368,984	30,140,388
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3747% 2/15/39 (b)(c)(d)	33,964,592	33,347,112
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6741% 2/15/39 (b)(c)(d)	12,755,354	12,451,262
Class C, CME Term SOFR 1 Month Index + 1.560% 6.9235% 2/15/39 (b)(c)(d)	12,755,354	12,387,253
Class D, CME Term SOFR 1 Month Index + 1.960% 7.3226% 2/15/39 (b)(c)(d)	12,755,354	12,307,250
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.1214% 12/9/40 (b)(c)(d)	25,699,000	25,714,908
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5508% 12/9/40 (b)(c)(d)	5,681,000	5,679,193
Class C, CME Term SOFR 1 Month Index + 2.640% 8.0002% 12/9/40 (b)(c)(d)	3,078,000	3,077,018
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3525% 11/15/32 (b)(c)(d)	1,291,448	1,285,746
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.4083% 4/15/34 (b)(c)(d)	29,901,000	29,705,732
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3963% 10/15/36 (b)(c)(d)	32,464,947	32,382,402
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1465% 6/15/38 (b)(c)(d)	6,220,313	6,120,821
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5268% 8/15/39 (b)(c)(d)	20,703,000	20,722,463
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.3018% 4/15/37 (b)(c)(d)	15,480,954	15,354,718
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6518% 4/15/37 (b)(c)(d)	3,493,380	3,458,321
Class D, CME Term SOFR 1 Month Index + 2.830% 8.2008% 4/15/37 (b)(c)(d)	2,925,194	2,888,500
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.729% 12/15/37 (b)(c)(d)	11,218,000	11,140,374
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	14,100,000	13,130,632
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,636,420	59,740,890
Class A2, 1.99% 7/15/60 (b)	25,029,494	21,340,500
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	46,851,895	41,888,654
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4263% 11/15/36 (b)(c)(d)	12,876,000	12,638,952
Class B, CME Term SOFR 1 Month Index + 1.360% 6.7263% 11/15/36 (b)(c)(d)	6,900,000	6,566,595
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	14,600,000	14,245,832
Series 2019-GC41 Class XA, 1.0396% 8/10/56 (c)(j)	51,317,252	1,940,434
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,000,000	925,256
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,431,626
Series 2015 LC19 Class A3, 2.922% 2/10/48	29,533,155	28,822,874
Series 2015-DC1 Class A4, 3.078% 2/10/48	24,472,920	23,996,726
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.389% 5/15/36 (b)(c)(d)	50,115,319	50,116,271
Class C, CME Term SOFR 1 Month Index + 1.470% 6.839% 5/15/36 (b)(c)(d)	7,119,288	7,098,523
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,291,839	7,670,941
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	18,262,452
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,570,174
Class C, 4.782% 4/15/36 (b)(c)	3,781,000	3,752,722
Class D, 4.782% 4/15/36 (b)(c)	7,560,000	7,491,450
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	3,376,169	3,273,735
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	7,693,000	7,585,663
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1775% 11/15/38 (b)(c)(d)	51,777,732	50,802,788
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5967% 11/15/38 (b)(c)(d)	19,941,788	19,541,275
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5565% 7/15/38 (b)(c)(d)	15,543,643	15,397,413
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8565% 7/15/38 (b)(c)(d)	8,852,745	8,713,752
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1765% 7/15/38 (b)(c)(d)	6,526,613	6,420,044
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7265% 7/15/38 (b)(c)(d)	13,197,908	12,965,842
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,178,000	3,090,582
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	14,025,387
Series 2018-K731 Class A2, 3.6% 2/25/25	5,927,393	5,831,418
Series 2020-K115 Class A2, 1.383% 6/25/30	1,773,000	1,476,762
Series 2020-K117 Class A2, 1.406% 8/25/30	13,400,000	11,134,274
Series 2021-K124 Class A2, 1.658% 12/25/30	385,000	322,248
Series 2021-K126 Class A2, 2.074% 1/25/31	25,600,000	22,045,998
Series 2021-K127 Class A2, 2.108% 1/25/31	25,340,000	21,848,285
Series 2021-K136 Class A2, 2.127% 11/25/31	10,900,000	9,264,493
Series 2022-150 Class A2, 3.71% 9/25/32	18,100,000	17,177,552
Series 2022-K141 Class A2, 2.25% 2/25/32	5,892,000	5,038,607
Series 2022-K142 Class A2, 2.4% 3/25/32	28,255,000	24,402,829
Series 2022-K143 Class A2, 2.35% 3/25/32	2,400,000	2,062,049
Series 2022-K144 Class A2, 2.45% 4/25/32	31,328,000	27,096,067
Series 2022-K145 Class A2, 2.58% 5/25/32	1,300,000	1,134,527
Series 2022-K146 Class A2, 2.92% 6/25/32	12,289,000	11,006,355
Series 2022-K147 Class A2, 3% 6/25/32	15,400,000	13,872,648
Series 2022-K149 Class A2, 3.53% 8/25/32	10,600,000	9,930,981
Series 2022-K750 Class A2, 3% 9/25/29	11,500,000	10,756,080
Series 2023-154 Class A2, 4.35% 1/25/33	5,240,000	5,208,865
Series 2023-155 Class A2, 4.25% 4/25/33	3,530,000	3,482,495
Series 2023-157 Class A2, 4.2% 5/25/33	5,010,000	4,923,312
Series 2023-158 Class A2, 4.05% 7/25/33	10,430,000	10,128,399
Series 2023-K-153 Class A2, 3.82% 12/25/32	20,600,000	19,682,892
Series 2023-K751 Class A2, 4.412% 3/25/30	5,100,000	5,105,337
Series 2023-K754 Class A2, 4.94% 11/25/30	29,500,000	30,394,092
Series K069 Class A2, 3.187% 9/25/27	3,800,000	3,648,016
Series 2020-K119 Class A2, 1.566% 9/25/30	2,665,000	2,232,419
Series 2022 K748 Class A2, 2.26% 1/25/29	33,334,000	30,235,641
Series K047 Class A2, 3.329% 5/25/25	23,685,977	23,191,108
Series K086 Class A2, 3.859% 11/25/28	6,295,000	6,161,757
Freddie Mac Multi-family Structured pass-thru certificates:
Series K044 Class A2, 2.811% 1/25/25	13,863,740	13,542,997
Series K078 Class A2, 3.854% 6/25/28	8,483,000	8,312,217
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4265% 9/15/31 (b)(c)(d)	5,444,737	5,394,613
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4265% 10/15/36 (b)(c)(d)	21,765,000	20,986,518
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6265% 10/15/36 (b)(c)(d)	3,364,000	3,156,213
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0265% 10/15/36 (b)(c)(d)	2,773,000	2,567,488
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,762,505	2,587,262
Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,340,333	1,306,591
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,100,000	1,026,490
Series 2011-GC5 Class A/S, 5.1531% 8/10/44 (b)(c)	3,779,888	3,648,272
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8506% 8/15/39 (b)(c)(d)	54,074,000	54,243,452
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9583% 4/15/37 (b)(c)(d)	13,375,030	12,305,028
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	3,245,525	3,224,736
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016 JP4 Class A3, 3.3928% 12/15/49	13,946,510	13,195,412
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9765% 9/15/29 (b)(c)(d)	9,723,204	8,969,104
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,647,562
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,236,786
Class EFX, 5.3635% 7/5/33 (b)(c)	7,262,000	4,811,989
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6402% 12/15/36 (b)(c)(d)	8,300,000	8,294,762
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6571% 5/15/39 (b)(c)(d)	57,498,000	56,204,295
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1557% 5/15/39 (b)(c)(d)	33,561,000	32,719,079
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4549% 5/15/39 (b)(c)(d)	19,262,000	18,730,479
Class D, CME Term SOFR 1 Month Index + 2.540% 7.9037% 5/15/39 (b)(c)(d)	17,119,000	16,099,040
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1765% 3/15/38 (b)(c)(d)	23,546,067	23,028,072
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3565% 3/15/38 (b)(c)(d)	7,331,974	7,147,638
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5765% 3/15/38 (b)(c)(d)	4,613,079	4,468,110
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8765% 3/15/38 (b)(c)(d)	6,416,829	6,174,856
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2265% 3/15/38 (b)(c)(d)	5,605,879	5,352,219
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1765% 7/15/38 (b)(c)(d)	22,147,000	21,785,851
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,753,827
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.659% 8/15/33 (b)(c)(d)	618,400	418,959
Class C, CME Term SOFR 1 Month Index + 1.540% 6.909% 8/15/33 (b)(c)(d)	1,488,800	830,044
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	39,612,569
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,410,366
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	5,415,000	4,818,999
Class C, 3.1771% 11/10/36 (b)(c)	5,196,000	4,487,759
Series 2021-L6 Class XA, 1.2085% 6/15/54 (c)(j)	48,156,490	2,672,338
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.6968% 1/6/29 (b)(c)	10,600,000	11,061,590
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4509% 10/15/28 (b)(c)(d)	22,483,910	22,529,919
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1998% 10/15/28 (b)(c)(d)	13,547,820	13,457,601
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.9202% 12/15/37 (b)(c)(d)	1,920,692	1,920,681
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	441,352	449,680
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2765% 4/15/36 (b)(c)(d)	12,400,000	12,114,631
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3618% 2/15/39 (b)(c)(d)	9,333,000	8,859,431
Class C, CME Term SOFR 1 Month Index + 2.650% 8.0118% 2/15/39 (b)(c)(d)	4,854,000	4,547,274
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.053% 7/15/36 (b)(c)(d)	12,500,000	12,268,725
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.2071% 11/15/38 (b)(c)(d)	33,739,942	33,179,330
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5561% 11/15/38 (b)(c)(d)	27,730,843	27,173,894
Class C, CME Term SOFR 1 Month Index + 1.440% 6.8053% 11/15/38 (b)(c)(d)	12,001,931	11,730,758
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0545% 11/15/38 (b)(c)(d)	7,887,421	7,689,415
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,800,000	2,628,102
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	23,922,452
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,134,314
Class X, 0.4294% 10/10/42 (b)(c)(j)	40,100,000	957,464
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6765% 5/15/31 (b)(c)(d)	19,889,000	19,318,762
sequential payer:
Series 2014-LC16 Class A5, 3.817% 8/15/50	20,480,000	20,199,096
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,760,685
Series 2016-LC25 Class A3, 3.374% 12/15/59	8,922,099	8,540,432
Series 2021-C61 Class ASB, 2.525% 11/15/54	1,800,000	1,618,518
Series 2018-C46 Class XA, 0.9166% 8/15/51 (c)(j)	41,368,673	948,770
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,319,574
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	6,022,570	5,762,780
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2014 C19 Class A5, 4.101% 3/15/47	6,065,527	6,039,484
Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,636,024
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,482,644,693)		2,419,134,622

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Cost $37,931,771)	32,466,000	35,082,075

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	40,183,516
State of Qatar 4.4% 4/16/50 (b)	13,195,000	12,173,311
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		52,356,827

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	23,162,000	22,309,407
KeyBank NA 6.95% 2/1/28	850,000	865,173
Regions Bank 6.45% 6/26/37	30,566,000	31,065,160
TOTAL BANK NOTES (Cost $58,514,557)		54,239,740

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (n) (Cost $905,199,070)	905,018,656	905,199,660

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	88,100,000	4,311,462

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	88,100,000	2,523,484

TOTAL PURCHASED SWAPTIONS (Cost $7,170,460)			6,834,946

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $44,833,315,556)	42,480,172,343
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(2,707,246,002)
NET ASSETS - 100.0%	39,772,926,341

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 1/1/54	(12,000,000)	(11,177,258)
4% 1/1/54	(25,200,000)	(24,074,339)
6.5% 1/1/54	(47,925,000)	(49,049,694)

TOTAL GINNIE MAE		(84,301,291)

Uniform Mortgage Backed Securities
2% 1/1/54	(13,300,000)	(10,875,035)
2% 1/1/54	(117,750,000)	(96,280,854)
2% 1/1/54	(18,000,000)	(14,718,092)
2% 1/1/54	(21,400,000)	(17,498,177)
2% 1/1/54	(10,900,000)	(8,912,623)
2% 1/1/54	(15,100,000)	(12,346,844)
2.5% 1/1/54	(19,200,000)	(16,353,001)
2.5% 1/1/54	(12,100,000)	(10,305,797)
2.5% 1/1/54	(26,800,000)	(22,826,064)
3% 1/1/54	(27,500,000)	(24,341,796)
3% 1/1/54	(32,300,000)	(28,590,545)
3% 1/1/54	(27,100,000)	(23,987,733)
3% 1/1/54	(15,800,000)	(13,985,468)
3% 1/1/54	(43,000,000)	(38,061,717)
3.5% 1/1/54	(12,000,000)	(11,015,626)
3.5% 1/1/54	(5,700,000)	(5,232,422)
3.5% 1/1/54	(50,000,000)	(45,898,440)
3.5% 1/1/54	(8,100,000)	(7,435,547)
3.5% 1/1/54	(4,000,000)	(3,671,875)
4% 1/1/54	(25,200,000)	(23,849,426)
4% 1/1/54	(20,400,000)	(19,306,678)
4% 1/1/54	(13,700,000)	(12,965,759)
4% 1/1/54	(2,200,000)	(2,082,093)
4% 1/1/54	(40,000,000)	(37,856,232)
4% 1/1/54	(2,700,000)	(2,555,296)
4.5% 1/1/54	(28,600,000)	(27,746,456)
4.5% 1/1/54	(11,025,000)	(10,695,968)
4.5% 1/1/54	(24,195,000)	(23,472,920)
4.5% 1/1/54	(24,005,000)	(23,288,590)
4.5% 1/1/54	(12,600,000)	(12,223,963)
4.5% 1/1/54	(7,600,000)	(7,373,184)
5% 1/1/54	(96,200,000)	(95,237,952)
5% 1/1/54	(12,775,000)	(12,647,244)
5% 1/1/54	(17,300,000)	(17,126,991)
5% 1/1/54	(28,800,000)	(28,511,986)
5.5% 1/1/54	(48,500,000)	(48,738,736)
5.5% 1/1/54	(34,700,000)	(34,870,807)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(852,887,937)

TOTAL TBA SALE COMMITMENTS (Proceeds $925,535,714)		(937,189,228)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	67,800,000	(2,329,982)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	67,800,000	(3,296,966)

TOTAL WRITTEN SWAPTIONS			(5,626,948)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,326	Mar 2024	684,870,172	6,153,406	6,153,406
CBOT 5-Year U.S. Treasury Note Contracts (United States)	229	Mar 2024	24,909,117	605,831	605,831
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	76	Mar 2024	10,153,125	915,387	915,387

TOTAL PURCHASED					7,674,624

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,527	Mar 2024	285,274,609	(8,691,998)	(8,691,998)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	999	Mar 2024	124,812,563	(9,063,467)	(9,063,467)

TOTAL SOLD					(17,755,465)

TOTAL FUTURES CONTRACTS					(10,080,841)
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	17,690,000	90,306	(159,942)	(69,636)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	51,406	(109,067)	(57,661)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	66,874	(211,315)	(144,441)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	81,678	(107,585)	(25,907)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,240,000	226,878	(329,663)	(102,785)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	365,933	(451,115)	(85,182)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,420,000	442,779	(672,323)	(229,544)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,800,000	329,340	(352,993)	(23,653)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,700,000	494,009	(717,441)	(223,432)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,170,000	214,071	(289,354)	(75,283)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,480,000	453,757	(716,506)	(262,749)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,550,000	466,564	(780,052)	(313,488)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,650,000	301,895	(440,592)	(138,697)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,760,000	322,021	(409,354)	(87,333)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	585,492	(817,942)	(232,450)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,470,000	634,893	(871,241)	(236,348)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,390,000	437,290	(571,219)	(133,929)

TOTAL BUY PROTECTION							5,565,186	(8,007,704)	(2,442,518)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	36,460,000	(186,125)	833,334	647,209
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(106,846)	491,970	385,124
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	3,930,000	(51,432)	102,103	50,671
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	8,840,000	(115,689)	238,521	122,832
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	11,650,000	(152,464)	314,341	161,877
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	5,380,000	(96,447)	161,694	65,247
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	11,730,000	(210,283)	505,211	294,928

TOTAL SELL PROTECTION							(919,286)	2,647,174	1,727,888
TOTAL CREDIT DEFAULT SWAPS							4,645,900	(5,360,530)	(714,630)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	500,401,000	(3,731,119)	0	(3,731,119)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	58,597,000	(723,582)	0	(723,582)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	228,511,000	(5,036,739)	0	(5,036,739)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	38,695,000	(1,842,982)	0	(1,842,982)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	6,039,000	357,570	0	357,570
TOTAL INTEREST RATE SWAPS							(10,976,852)	0	(10,976,852)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,573,890,560 or 14.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $417,683.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $577,017.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,593,940.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $23,833,501.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	363,138,224	2,319,811,965	1,777,750,529	8,518,032	-	-	905,199,660	2.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	457,257,526	457,257,526	50,679	-	-	-	0.0%
Total	363,138,224	2,777,069,491	2,235,008,055	8,568,711	-	-	905,199,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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